Supplemental Financial Information - Summary of Redeemable Noncontrolling Interests (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Noncontrolling Interest [Abstract]
Redemption value adjustments	$ 183	$ 0
Exercise of redeemable noncontrolling interests	$ (222)	$ 0